Income Tax Expense (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
United States	$ 73,275	$ 66,639	$ 60,477
Foreign	3,683	3,026	2,695
Earnings before income tax	$ 76,958	$ 69,665	$ 63,172